Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank deposits	$ 2,861	$ 1,773
Cash and cash equivalents	$ 2,861	$ 1,773	$ 1,481	$ 2,305